Non-controlling interests - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
(Loss) earnings from discontinued operations attributable to non-controlling interest	$ (72,837)	$ 1,813
(Loss) earnings attributable to non-controlling interests	(73,029)	314
Carrying value	(3,200)	69,557
Deva Gold SA ("Deva")
Disclosure of subsidiaries [line items]
(Loss) earnings from discontinued operations attributable to non-controlling interest	(72,837)
Carrying value	5,543	67,294
Non-Material Subsidiaries
Disclosure of subsidiaries [line items]
(Loss) earnings attributable to non-controlling interests	(192)	(1,499)
Carrying value	$ 2,343	$ 2,263